Covered Assets - Aging Analysis of Non-Credit Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	$ 362,248	$ 373,455
Credit-impaired acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	195,612	144,612
Acquired non-impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	166,636	228,843
Loans and Leases Receivable, Covered Loans, Current	159,195
Loans and Leases Receivable, Covered Loans, 30 Days	2,963
Loans and Leases Receivable, Covered Loans, 60 Days	529
Loans and Leases Receivable, Covered Assets, 90 Days	3,949
Loans and Leases Receivable, Covered Assets, Past Due	7,441
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	4.47%
Acquired non-impaired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	28,460
Loans and Leases Receivable, Covered Loans, Current	27,411
Loans and Leases Receivable, Covered Loans, 30 Days	78
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	971
Loans and Leases Receivable, Covered Assets, Past Due	1,049
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	3.69%
Acquired non-impaired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	0
Loans and Leases Receivable, Covered Loans, Current	0
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	0
Acquired non-impaired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	0
Loans and Leases Receivable, Covered Loans, Current	0
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	0
Acquired non-impaired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	4,810
Loans and Leases Receivable, Covered Loans, Current	4,774
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	36
Loans and Leases Receivable, Covered Assets, Past Due	36
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	0.75%
Acquired non-impaired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	245
Loans and Leases Receivable, Covered Loans, Current	199
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	46
Loans and Leases Receivable, Covered Assets, Past Due	46
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	18.78%
Acquired non-impaired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	18,852
Loans and Leases Receivable, Covered Loans, Current	17,511
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	1,341
Loans and Leases Receivable, Covered Assets, Past Due	1,341
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	7.11%
Acquired non-impaired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	89,499
Loans and Leases Receivable, Covered Loans, Current	84,949
Loans and Leases Receivable, Covered Loans, 30 Days	2,779
Loans and Leases Receivable, Covered Loans, 60 Days	455
Loans and Leases Receivable, Covered Assets, 90 Days	1,316
Loans and Leases Receivable, Covered Assets, Past Due	4,550
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	5.08%
Acquired non-impaired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	9,416
Loans and Leases Receivable, Covered Loans, Current	9,416
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	0
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	0.00%
Acquired non-impaired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	14,750
Loans and Leases Receivable, Covered Loans, Current	14,334
Loans and Leases Receivable, Covered Loans, 30 Days	103
Loans and Leases Receivable, Covered Loans, 60 Days	74
Loans and Leases Receivable, Covered Assets, 90 Days	239
Loans and Leases Receivable, Covered Assets, Past Due	416
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	2.82%
Acquired non-impaired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	604
Loans and Leases Receivable, Covered Loans, Current	601
Loans and Leases Receivable, Covered Loans, 30 Days	3
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	$ 3
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	0.50%